Financial assets, liabilities and financial result (excluding Orange Bank) - Loans from development organizations and multilateral lending institutions - Tabular disclosure (Details)
€ in Millions, د.م. in Millions, £ in Millions, in Billions
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 MAD (د.م.)	Dec. 31, 2020 XAF ( )	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Medi Telecom [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 220		د.م. 2,396
Orange Cote d'Ivoire [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	170
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	164	£ 3,150
Orange Cameroon [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	110			72
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	3,671				€ 4,013	€ 3,664
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	1,384				1,625	1,574
Bank loans [member] | Sonatel [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	292				380	343
Bank loans [member] | Medi Telecom [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	220				282	335
Bank loans [member] | Orange Cote d'Ivoire [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	172				237	225
Bank loans [member] | Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	163				213	210
Bank loans [member] | Orange Mali [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	227				203	200
Bank loans [member] | Orange Cameroon [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	111				82	105
Bank loans [member] | Orange Jordanie [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	61				77	31
Bank loans [member] | Orange Burkina Faso [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	56				46
Bank loans [member] | Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	81				104	127
Loans from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	2,288				2,389	2,090
Loans from development organizations and multilateral lending institutions [member] | Parent Company [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	2,288				2,356	2,023
Notional amount	€ 350				350	650
Loans from development organizations and multilateral lending institutions [member] | Orange Espagne [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount					€ 33	€ 67